Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [abstract]
Disclosure of detailed information on discontinued operations
The following table summarizes the carrying value of the assets and liabilities sold:

2020
Contract assets	1
Contract costs	2
Property, plant and equipment	484
Intangible assets	227
Goodwill	115
Total assets sold	829
Long-term debt	113
Deferred tax liability	37
Other non-current liabilities	9
Total liabilities sold	159
Net assets sold	670

The following tables summarize the income statements and statements of cash flows of our discontinued operations up to the point of sale.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Operating revenues	118	171
Operating costs	(57)	(71)
Depreciation	(18)	(38)
Amortization	(7)	(16)
Interest expense	(6)	(7)
Other expense	(8)	(6)
Income taxes	(7)	(4)
Net earnings attributable to common shareholders before gain on sale	15	29
Gain on sale (net of taxes of $3 million)	211	—
Net earnings attributable to common shareholders	226	29

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Cash flows from operating activities	54	94
Cash flows from (used in) investing activities	892	(18)
Cash flows used in financing activities	(7)	(6)
Net increase in cash	939	70